Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
There was no erroneously awarded compensation that was required to be recovered pursuant to Polestar’s Compensation Clawback Policy during the fiscal year ended December 31, 2024. Our Compensation Clawback Policy is included as Exhibit 97.1 to this Annual Report.

Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined
Clawback
All awards granted under the Equity Plan are subject to reduction, cancellation or recoupment under any written clawback policy that the Company may adopt and that the Company determines should apply to awards under the Equity Plan.